Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 819,752	$ 118,853	¥ 2,333,923	¥ 594,980
Denominator:
Weighted average number of ordinary shares outstanding—basic	348,048,245	348,048,245	368,460,867	364,733,164
Numerator:
Net income attributable to ordinary shareholders	¥ 819,752	$ 118,853	¥ 2,333,923	¥ 594,980
Interest expense associated with convertible notes reversed | ¥	46,903		44,865	47,781
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 866,655		¥ 2,378,788	¥ 642,761
Denominator:
Weighted average number of ordinary shares outstanding—basic	348,048,245	348,048,245	368,460,867	364,733,164
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	42,857,143	42,857,143	42,857,143
Weighted average number of ordinary shares outstanding—diluted	392,756,821	392,756,821	414,992,716	411,229,810
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 2.21		¥ 5.73	¥ 1.56
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	2.36	$ 0.34	6.33	1.63
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 2.21	$ 0.32	¥ 5.73	¥ 1.56
Stock Options
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	1,792,478	1,792,478	3,381,510	3,255,913
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	58,955	58,955	293,196	383,590